Reserves for Losses and Loss Adjustment Expenses - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Prior years	$ (10.1)	$ (43.3)	$ (145.7)	$ (47.8)
Bespoke
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Prior years			(62.2)	28.6
Specialty
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Prior years			(34.5)	32.7
Reinsurance
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Prior years			$ (49.0)	$ 51.9